American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2020

Disciplined Growth - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 0.5%
Axon Enterprise, Inc.(1)	13,782	975,352
Boeing Co. (The)	6,296	938,986
		1,914,338
Banks†
SVB Financial Group(1)	354	53,482
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(1)	4,832	1,776,050
Biotechnology — 3.7%
AbbVie, Inc.	70,907	5,402,404
Amgen, Inc.	111	22,503
Biogen, Inc.(1)	1,498	473,937
Vertex Pharmaceuticals, Inc.(1)	31,108	7,402,149
		13,300,993
Building Products — 1.3%
AO Smith Corp.	42,648	1,612,521
Armstrong World Industries, Inc.	1,122	89,109
Lennox International, Inc.	382	69,444
Simpson Manufacturing Co., Inc.	46,573	2,886,594
		4,657,668
Capital Markets — 6.0%
FactSet Research Systems, Inc.	19,901	5,187,793
MarketAxess Holdings, Inc.	7,644	2,542,165
Moody's Corp.	3,959	837,328
MSCI, Inc.	21,067	6,087,520
S&P Global, Inc.	25,194	6,173,790
TD Ameritrade Holding Corp.	18,636	645,924
		21,474,520
Chemicals†
Sherwin-Williams Co. (The)	221	101,554
Commercial Services and Supplies — 0.3%
MSA Safety, Inc.	10,909	1,103,991
Republic Services, Inc.	905	67,929
		1,171,920
Communications Equipment — 1.3%
Motorola Solutions, Inc.	34,086	4,530,711
Construction and Engineering — 0.2%
MasTec, Inc.(1)	17,525	573,593
Consumer Finance†
American Express Co.	611	52,308
Containers and Packaging†
Ball Corp.	266	17,200
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	18,253	1,496,198

Electronic Equipment, Instruments and Components — 0.6%
Zebra Technologies Corp., Class A(1)	11,522	2,115,439
Entertainment — 1.1%
Netflix, Inc.(1)	3,102	1,164,801
Spotify Technology SA(1)	11,208	1,361,099
Take-Two Interactive Software, Inc.(1)	12,577	1,491,758
		4,017,658
Equity Real Estate Investment Trusts (REITs)†
SBA Communications Corp.	80	21,598
Food Products — 1.4%
Hershey Co. (The)	36,669	4,858,643
Health Care Equipment and Supplies — 5.2%
Align Technology, Inc.(1)	7,621	1,325,673
DexCom, Inc.(1)	9,558	2,573,683
Hologic, Inc.(1)	1,596	56,020
IDEXX Laboratories, Inc.(1)	17,852	4,324,468
Masimo Corp.(1)	21,706	3,844,567
NuVasive, Inc.(1)	53,922	2,731,688
Penumbra, Inc.(1)	4,286	691,460
ResMed, Inc.	21,161	3,116,804
Stryker Corp.	101	16,815
West Pharmaceutical Services, Inc.	99	15,073
		18,696,251
Health Care Providers and Services — 3.0%
Amedisys, Inc.(1)	17,706	3,249,759
Chemed Corp.	13,199	5,717,807
UnitedHealth Group, Inc.	6,488	1,617,977
		10,585,543
Health Care Technology — 2.8%
Cerner Corp.	56,210	3,540,668
Omnicell, Inc.(1)	41,537	2,723,996
Veeva Systems, Inc., Class A(1)	23,642	3,696,900
		9,961,564
Hotels, Restaurants and Leisure — 1.2%
Chipotle Mexican Grill, Inc.(1)	2,759	1,805,489
Planet Fitness, Inc., Class A(1)	8,124	395,639
Starbucks Corp.	343	22,549
Wingstop, Inc.	23,274	1,854,938
Yum! Brands, Inc.	1,053	72,162
		4,150,777
Household Durables†
NVR, Inc.(1)	5	12,846
Insurance — 0.2%
Aon plc	5,294	873,722
Interactive Media and Services — 9.1%
Alphabet, Inc., Class A(1)	13,313	15,469,041
Facebook, Inc., Class A(1)	85,830	14,316,444
Match Group, Inc.(1)	43,130	2,848,305
		32,633,790

Internet and Direct Marketing Retail — 7.7%
Amazon.com, Inc.(1)	14,149	27,586,588
eBay, Inc.	642	19,299
		27,605,887
IT Services — 7.5%
Accenture plc, Class A	22,203	3,624,862
Jack Henry & Associates, Inc.	35,929	5,577,618
Mastercard, Inc., Class A	19,521	4,715,493
PayPal Holdings, Inc.(1)	8,737	836,480
Square, Inc., Class A(1)	15,874	831,480
VeriSign, Inc.(1)	27,439	4,941,489
Visa, Inc., Class A	38,380	6,183,786
		26,711,208
Leisure Products — 0.5%
Hasbro, Inc.	26,277	1,880,119
Life Sciences Tools and Services†
Agilent Technologies, Inc.	975	69,830
Machinery — 0.6%
Graco, Inc.	43,907	2,139,588
Media — 0.2%
Sirius XM Holdings, Inc.	174,907	864,041
Pharmaceuticals — 2.0%
Horizon Therapeutics plc(1)	19,893	589,231
Merck & Co., Inc.	68,370	5,260,388
Zoetis, Inc.	10,698	1,259,047
		7,108,666
Professional Services — 0.1%
CoStar Group, Inc.(1)	150	88,081
Robert Half International, Inc.	2,413	91,091
		179,172
Road and Rail — 1.3%
Landstar System, Inc.	49,579	4,752,643
Semiconductors and Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.(1)	32,047	1,457,498
Broadcom, Inc.	24,097	5,713,399
Lam Research Corp.	15,089	3,621,360
NVIDIA Corp.	3,759	990,872
Qorvo, Inc.(1)	20,727	1,671,218
QUALCOMM, Inc.	19,813	1,340,349
Texas Instruments, Inc.	34,927	3,490,255
Universal Display Corp.	2,275	299,800
		18,584,751
Software — 21.2%
Adobe, Inc.(1)	8,132	2,587,928
ANSYS, Inc.(1)	4,451	1,034,724
Aspen Technology, Inc.(1)	15,848	1,506,669
Atlassian Corp. plc, Class A(1)	29,433	4,039,973
Autodesk, Inc.(1)	11,788	1,840,107
Blackline, Inc.(1)	12,301	647,156

Cadence Design Systems, Inc.(1)	66,005	4,358,970
Coupa Software, Inc.(1)	9,212	1,287,193
DocuSign, Inc.(1)	8,342	770,801
Fair Isaac Corp.(1)	5,623	1,730,141
Fortinet, Inc.(1)	36,711	3,714,052
Intuit, Inc.	26,128	6,009,440
Manhattan Associates, Inc.(1)	27,199	1,355,054
Microsoft Corp.	199,618	31,481,755
Palo Alto Networks, Inc.(1)	12,992	2,130,168
Pegasystems, Inc.	25,044	1,783,884
Proofpoint, Inc.(1)	19,280	1,977,935
ServiceNow, Inc.(1)	2,381	682,347
Synopsys, Inc.(1)	41,129	5,297,004
Zendesk, Inc.(1)	9,604	614,752
Zoom Video Communications, Inc., Class A(1)	7,566	1,105,544
		75,955,597
Specialty Retail — 2.3%
AutoZone, Inc.(1)	3,460	2,927,160
Home Depot, Inc. (The)	6,387	1,192,517
O'Reilly Automotive, Inc.(1)	276	83,090
Ross Stores, Inc.	46,243	4,021,753
		8,224,520
Technology Hardware, Storage and Peripherals — 9.3%
Apple, Inc.	126,876	32,263,298
Pure Storage, Inc., Class A(1)	78,453	964,972
		33,228,270
Textiles, Apparel and Luxury Goods — 2.3%
Deckers Outdoor Corp.(1)	20,339	2,725,426
lululemon athletica, Inc.(1)	398	75,441
NIKE, Inc., Class B	66,837	5,530,093
		8,330,960
Trading Companies and Distributors — 0.1%
SiteOne Landscape Supply, Inc.(1)	3,028	222,921
TOTAL COMMON STOCKS (Cost $271,788,547)		354,906,539
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $1,146,968), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $1,124,668)		1,124,668
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,348,981	2,348,981
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,473,649)		3,473,649
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $275,262,196)		358,380,188
OTHER ASSETS AND LIABILITIES — (0.1)%		(418,519)
TOTAL NET ASSETS — 100.0%		$357,961,669

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	9	June 2020	$180	$1,401,525	$(19,580)
S&P 500 E-Mini	4	June 2020	$200	513,940	(22,317)
				$1,915,465	$(41,897)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	354,906,539	—	—
Temporary Cash Investments	2,348,981	1,124,668	—
	357,255,520	1,124,668	—

Liabilities
Other Financial Instruments
Futures Contracts	41,897	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.